Offsets	Feb. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Sep. 03, 2024
Fee Offset Claimed	$ 2,887.77
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Dec. 02, 2024
Fee Offset Claimed	$ 1,837.91
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Mar. 03, 2025
Fee Offset Claimed	$ 1,551.02
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 189.04
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Sep. 03, 2024
Fee Paid with Fee Offset Source	$ 2,887.77
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Dec. 02, 2024
Fee Paid with Fee Offset Source	$ 1,837.91
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Mar. 03, 2025
Fee Paid with Fee Offset Source	$ 1,551.02
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 189.04